Summary of Significant Accounting Policies - Schedule of Revenues by Revenue Streams (Details) - Disaggregated Revenue [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 25,433,049	$ 25,135,681	$ 25,526,936
Time charter revenue (over time) [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	16,926,332	19,306,369	19,613,798
Vessel management services revenue (over time) [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 8,506,717	$ 5,829,312	$ 5,913,138